UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21878
                                                     ---------

                  Oppenheimer Rochester Maryland Municipal Fund
                  ---------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

--------------------------------------------------------------------------------
TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Single Family Housing                                                      15.8%
--------------------------------------------------------------------------------
Multifamily Housing                                                        13.1
--------------------------------------------------------------------------------
Sales Tax Revenue                                                          11.3
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                         9.8
--------------------------------------------------------------------------------
Hospital/Health Care                                                        9.6
--------------------------------------------------------------------------------
Electric Utilities                                                          7.6
--------------------------------------------------------------------------------
Adult Living Facilities                                                     6.7
--------------------------------------------------------------------------------
Higher Education                                                            6.1
--------------------------------------------------------------------------------
Student Housing                                                             3.2
--------------------------------------------------------------------------------
Special Tax                                                                 2.8

Portfolio holdings are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        12.7%
--------------------------------------------------------------------------------
AA                                                                         33.3
--------------------------------------------------------------------------------
A                                                                          12.4
--------------------------------------------------------------------------------
BBB                                                                        29.9
--------------------------------------------------------------------------------
BB or lower                                                                11.7

Allocations are subject to change. Percentages are as of September 30, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 10.9% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.


            20 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5%. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            21 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

--------------------------------------------------------------------------------
TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Higher Education                                                           19.7%
--------------------------------------------------------------------------------
Sales Tax Revenue                                                          14.5
--------------------------------------------------------------------------------
Hospital/Health Care                                                       12.0
--------------------------------------------------------------------------------
Airlines                                                                   11.1
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                         8.4
--------------------------------------------------------------------------------
Adult Living Facilities                                                     7.2
--------------------------------------------------------------------------------
Single Family Housing                                                       6.7
--------------------------------------------------------------------------------
General Obligation                                                          3.4
--------------------------------------------------------------------------------
Electric Utilities                                                          3.4
--------------------------------------------------------------------------------
Multifamily Housing                                                         2.5

Portfolio holdings are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        20.7%
--------------------------------------------------------------------------------
AA                                                                         16.0
--------------------------------------------------------------------------------
A                                                                          24.9
--------------------------------------------------------------------------------
BBB                                                                        25.9
--------------------------------------------------------------------------------
BB or lower                                                                12.5

Allocations are subject to change. Percentages are as of September 30, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 7.7% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
--------------------------------------------------------------------------------


            25 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 7/18/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 7/18/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 7/18/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            26 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


            27 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (4/1/07)      (9/30/07)     SEPTEMBER 30, 2007
-------------------------------------------------------------------------------
Class A Actual                   $ 1,000.00    $   970.00    $  6.99
-------------------------------------------------------------------------------
Class A Hypothetical               1,000.00      1,018.00       7.16
-------------------------------------------------------------------------------
Class B Actual                     1,000.00        966.30      10.71
-------------------------------------------------------------------------------
Class B Hypothetical               1,000.00      1,014.24      10.97
-------------------------------------------------------------------------------
Class C Actual                     1,000.00        966.20      10.71
-------------------------------------------------------------------------------
Class C Hypothetical               1,000.00      1,014.24      10.97

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2007 are as follows:

CLASS         EXPENSE RATIOS
-----------------------------
Class A           1.41%
-----------------------------
Class B           2.16
-----------------------------
Class C           2.16

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


            28 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (4/1/07)      (9/30/07)     SEPTEMBER 30, 2007
-------------------------------------------------------------------------------
Class A Actual                   $ 1,000.00    $   972.50    $  6.35
-------------------------------------------------------------------------------
Class A Hypothetical               1,000.00      1,018.65       6.50
-------------------------------------------------------------------------------
Class B Actual                     1,000.00        968.80      10.07
-------------------------------------------------------------------------------
Class B Hypothetical               1,000.00      1,014.89      10.31
-------------------------------------------------------------------------------
Class C Actual                     1,000.00        968.00      10.07
-------------------------------------------------------------------------------
Class C Hypothetical               1,000.00      1,014.89      10.31

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2007 are as follows:

CLASS         EXPENSE RATIOS
-----------------------------
Class A           1.28%
-----------------------------
Class B           2.03
-----------------------------
Class C           2.03

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


            29 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--150.7%
---------------------------------------------------------------------------------------------------------------------------------
MARYLAND--94.7%
$       25,000   Allegany County, MD Industrial Devel.
                 (Moran Manor Care Center) 1                                             12.450%    02/01/2027     $       29,337
---------------------------------------------------------------------------------------------------------------------------------
       285,000   Annapolis, MD Economic Devel. (St. John's College) 1                     5.000     10/01/2036            281,557
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Anne Arundel County, MD (Consolidated Water & Sewer) 1                   5.750     07/15/2010             10,018
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Anne Arundel County, MD (Consolidated Water & Sewer)                     6.600     03/15/2008             10,026
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Anne Arundel County, MD GO 1                                             5.300     04/01/2009             15,022
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Anne Arundel County, MD GO 1                                             5.300     02/01/2017             10,141
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Anne Arundel County, MD GO 1                                             5.375     04/01/2011             40,057
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Anne Arundel County, MD Solid Waste 1                                    5.200     09/01/2010             40,253
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Anne Arundel County, MD Solid Waste 1                                    5.300     09/01/2011             20,128
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Anne Arundel County, MD Solid Waste 1                                    5.400     09/01/2013             40,255
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Anne Arundel County, MD Solid Waste 1                                    5.500     09/01/2015             50,315
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Anne Arundel County, MD Solid Waste 1                                    5.500     09/01/2016            100,624
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Anne Arundel County, MD Solid Waste 1                                    5.750     07/15/2008             10,018
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Baltimore City, MD Hsg. Corp. 1                                          7.750     10/01/2009             10,038
---------------------------------------------------------------------------------------------------------------------------------
        65,000   Baltimore County, MD Mtg. (Shelter Eldercare Foundation)                 7.000     11/01/2012             68,486
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Baltimore, MD Convention Center 1                                        5.500     09/01/2014             20,733
---------------------------------------------------------------------------------------------------------------------------------
       550,000   Baltimore, MD Convention Center 1                                        5.875     09/01/2039            569,069
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Baltimore, MD GO 1                                                       5.000     10/15/2015              5,087
---------------------------------------------------------------------------------------------------------------------------------
       115,000   Baltimore, MD Pollution Control (General Motors Corp.) 1                 5.350     04/01/2008            114,623
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Baltimore, MD Port Facilities (E.I. DuPont de Nemours)                   6.500     10/01/2011             35,490
---------------------------------------------------------------------------------------------------------------------------------
       890,000   Baltimore, MD Special Obligation (North Locust Point) 1                  5.500     09/01/2034            859,081
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Brunswick, MD Special Obligation (Brunswick Crossing) 1                  5.500     07/01/2036            192,580
---------------------------------------------------------------------------------------------------------------------------------
     1,725,000   Carroll County, MD (Fairhaven & Copper) 1                                5.500 2   01/01/2029          1,725,000
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Cheverly, MD (Qualified Small Issue) 1                                   5.200     09/01/2018            100,078
---------------------------------------------------------------------------------------------------------------------------------
       125,000   Frederick County, MD Economic Devel.
                 (YMCA of Frederick) 1                                                    6.000     10/01/2023            127,525
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Frederick County, MD Educational Facilities
                 (Mount St. Mary's College) 1                                             5.625     09/01/2038            207,300
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Frederick County, MD Special Obligation
                 (Lake Linganore Village Community Devel.) 1                              5.700     07/01/2029             25,924
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Frederick, MD (Carrollton Apartments) 1                                  5.650     09/01/2013             35,484
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Frederick, MD (Carrollton Apartments) 1                                  5.850     03/01/2028             20,571
---------------------------------------------------------------------------------------------------------------------------------
        65,000   Harford County, MD GO 1                                                  5.000     03/01/2013             65,388
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Harford County, MD GO 1                                                  5.000     03/01/2014             30,179
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Harford County, MD GO 1                                                  5.000     03/01/2015              5,030
---------------------------------------------------------------------------------------------------------------------------------
       350,000   Howard County, MD Retirement Community
                 (Vantage House Facility) 1                                               5.250     04/01/2037            321,335


            30 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$      450,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     4.800%    09/01/2042     $      425,624
---------------------------------------------------------------------------------------------------------------------------------
       250,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     4.850     09/01/2047            231,820
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.)                                       5.050     07/01/2018             15,158
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     5.050     07/01/2028             25,071
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     5.100     07/01/2016             10,206
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.)                                       5.100     07/01/2033             50,009
---------------------------------------------------------------------------------------------------------------------------------
        40,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     5.125     05/01/2022             40,543
---------------------------------------------------------------------------------------------------------------------------------
        95,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     5.150     07/01/2028             95,430
---------------------------------------------------------------------------------------------------------------------------------
        35,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     5.200     09/01/2022             35,343
---------------------------------------------------------------------------------------------------------------------------------
       175,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     5.200     07/01/2024            177,926
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     5.200     07/01/2031             25,106
---------------------------------------------------------------------------------------------------------------------------------
     2,300,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     5.200     09/01/2048          2,297,585
---------------------------------------------------------------------------------------------------------------------------------
        65,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     5.250     10/01/2019             65,974
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     5.350     07/01/2023             50,638
---------------------------------------------------------------------------------------------------------------------------------
     3,000,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     5.450     07/01/2043          3,043,950
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     5.500     07/01/2022             25,655
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     5.550     07/01/2017             50,754
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     5.550     07/01/2027             15,140
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.)                                       5.650     07/01/2027             25,291
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.) 1                                     5.700     07/01/2017             25,429
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.)                                       5.875     07/01/2021             20,376


            31 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$       25,000   MD Community Devel. Administration
                 (Dept. of Hsg. & Community Devel.)                                       6.000%    07/01/2032     $       25,534
---------------------------------------------------------------------------------------------------------------------------------
       180,000   MD Community Devel. People's Resource Center
                 (Auburn Manor Apartments) 1                                              5.300     10/01/2028            181,516
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MD Community Devel. People's Resource Center
                 (Edgewater Village) 1                                                    5.550     08/01/2014              5,224
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MD Community Devel. People's Resource Center
                 (Infrastructure Financing) 1                                             5.900     06/01/2026              5,033
---------------------------------------------------------------------------------------------------------------------------------
       100,000   MD Community Devel. People's Resource Center
                 (Residential) 1                                                          4.900     09/01/2026             99,447
---------------------------------------------------------------------------------------------------------------------------------
       200,000   MD Community Devel. People's Resource Center
                 (Residential) 1                                                          5.000     09/01/2012            203,698
---------------------------------------------------------------------------------------------------------------------------------
       235,000   MD Community Devel. People's Resource Center
                 (Residential) 1                                                          5.150     03/01/2018            238,523
---------------------------------------------------------------------------------------------------------------------------------
       380,000   MD Community Devel. People's Resource Center
                 (Residential) 1                                                          5.250     09/01/2019            386,350
---------------------------------------------------------------------------------------------------------------------------------
       350,000   MD Community Devel. People's Resource Center
                 (Residential) 1                                                          5.250     09/01/2029            352,545
---------------------------------------------------------------------------------------------------------------------------------
       320,000   MD Community Devel. People's Resource Center
                 (Residential) 1                                                          5.300     09/01/2023            322,845
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MD Community Devel. People's Resource Center
                 (Residential) 1                                                          5.350     09/01/2030             20,272
---------------------------------------------------------------------------------------------------------------------------------
        85,000   MD Community Devel. People's Resource Center
                 (Residential) 1                                                          5.350     09/01/2032             85,671
---------------------------------------------------------------------------------------------------------------------------------
       525,000   MD Community Devel. People's Resource Center
                 (Residential) 1                                                          5.375     09/01/2022            531,967
---------------------------------------------------------------------------------------------------------------------------------
       175,000   MD Community Devel. People's Resource Center
                 (Residential) 1                                                          5.375     09/01/2024            177,305
---------------------------------------------------------------------------------------------------------------------------------
       385,000   MD Community Devel. People's Resource Center
                 (Residential) 1                                                          5.450     09/01/2032            394,205
---------------------------------------------------------------------------------------------------------------------------------
        45,000   MD Community Devel. People's Resource Center
                 (Residential) 1                                                          5.450     09/01/2033             45,986
---------------------------------------------------------------------------------------------------------------------------------
       250,000   MD Community Devel. People's Resource Center
                 (Waters Landing II Apartments) 1                                         5.875     08/01/2033            258,118
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MD Community Devel. People's Resource Center, Series A 1                 5.050     07/01/2047             48,807
---------------------------------------------------------------------------------------------------------------------------------
        30,000   MD Community Devel. People's Resource Center, Series A 1                 5.100     07/01/2023             30,235
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MD Community Devel. People's Resource Center, Series A 1                 5.400     07/01/2022             10,176
---------------------------------------------------------------------------------------------------------------------------------
        30,000   MD Community Devel. People's Resource Center, Series A 1                 5.500     07/01/2030             30,329
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MD Community Devel. People's Resource Center, Series A 1                 5.550     07/01/2031             25,383
---------------------------------------------------------------------------------------------------------------------------------
        60,000   MD Community Devel. People's Resource Center, Series A 1                 5.950     07/01/2023             60,602
---------------------------------------------------------------------------------------------------------------------------------
       100,000   MD Community Devel. People's Resource Center, Series A 1                 6.000     07/01/2039            101,578
---------------------------------------------------------------------------------------------------------------------------------
       265,000   MD Community Devel. People's Resource Center, Series B 1                 5.750     07/01/2039            267,859


            32 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$       75,000   MD Community Devel. People's Resource Center, Series C 1                 5.350%    07/01/2041     $       75,449
---------------------------------------------------------------------------------------------------------------------------------
       130,000   MD Community Devel. People's Resource Center, Series C 1                 5.650     07/01/2039            132,982
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MD Community Devel. People's Resource Center, Series C 1                 6.150     01/01/2021             10,252
---------------------------------------------------------------------------------------------------------------------------------
       500,000   MD Community Devel. People's Resource Center, Series D 1                 6.250     07/01/2031            512,445
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MD COP (Aviation Administration Facilities) 1                            5.000     05/01/2022             20,231
---------------------------------------------------------------------------------------------------------------------------------
        45,000   MD Dept. of Transportation 1                                             5.500     10/15/2023             46,998
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MD EDC Student Hsg. (Allegheny College Hsg.)                             6.000     09/01/2032             15,498
---------------------------------------------------------------------------------------------------------------------------------
       250,000   MD EDC Student Hsg. (Bowie State University) 1                           5.375     06/01/2033            228,275
---------------------------------------------------------------------------------------------------------------------------------
       450,000   MD EDC Student Hsg. (Bowie State University) 1                           6.000     06/01/2023            455,013
---------------------------------------------------------------------------------------------------------------------------------
       850,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation) 1                       6.000     06/01/2030            877,897
---------------------------------------------------------------------------------------------------------------------------------
       500,000   MD EDC Student Hsg. (Towson University) 1                                5.000     07/01/2039            471,545
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MD Energy Financing Administration Solid Waste
                 Disposal (Wheelabrator Water) 1                                          6.450     12/01/2016             25,540
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MD H&HEFA (Anne Arundel Medical Center)                                  5.125     07/01/2028             20,374
---------------------------------------------------------------------------------------------------------------------------------
        70,000   MD H&HEFA (Broadmead) 1                                                  5.500     07/01/2017             71,272
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   MD H&HEFA (Civista Medical Center)                                       5.000     07/01/2037            995,320
---------------------------------------------------------------------------------------------------------------------------------
       125,000   MD H&HEFA (Edenwald) 1                                                   5.200     01/01/2024            122,770
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MD H&HEFA (Edenwald)                                                     5.400     01/01/2031             49,506
---------------------------------------------------------------------------------------------------------------------------------
       200,000   MD H&HEFA (Edenwald) 1                                                   5.400     01/01/2037            197,232
---------------------------------------------------------------------------------------------------------------------------------
        45,000   MD H&HEFA (Greater Baltimore Medical Center) 1                           5.000     07/01/2034             44,996
---------------------------------------------------------------------------------------------------------------------------------
       125,000   MD H&HEFA
                 (HMH/Fallston General Hospital Obligated Group) 1                        5.500     01/01/2020            126,780
---------------------------------------------------------------------------------------------------------------------------------
       225,000   MD H&HEFA
                 (HMH/Fallston General Hospital Obligated Group) 1                        5.125     01/01/2033            227,912
---------------------------------------------------------------------------------------------------------------------------------
       160,000   MD H&HEFA
                 (HMH/Fallston General Hospital Obligated Group) 1                        5.125     01/01/2038            162,061
---------------------------------------------------------------------------------------------------------------------------------
       165,000   MD H&HEFA
                 (HMH/Fallston General Hospital Obligated Group) 1                        5.375     01/01/2028            167,256
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   MD H&HEFA (Institute College of Art) 1                                   5.000     06/01/2042            975,800
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MD H&HEFA (Johns Hopkins Health System) 1                                5.250     07/01/2027             10,201
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MD H&HEFA (Johns Hopkins Hospital)                                       5.000     05/15/2021              5,099
---------------------------------------------------------------------------------------------------------------------------------
       130,000   MD H&HEFA (Johns Hopkins Hospital) 1                                     5.500     07/01/2026            131,468
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MD H&HEFA (Johns Hopkins Medicine) 1                                     5.000     07/01/2019             20,356
---------------------------------------------------------------------------------------------------------------------------------
        35,000   MD H&HEFA (Johns Hopkins Medicine) 1                                     5.000     07/01/2033             35,621
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MD H&HEFA (Johns Hopkins Medicine) 1                                     5.125     07/01/2020              5,147
---------------------------------------------------------------------------------------------------------------------------------
       115,000   MD H&HEFA (Johns Hopkins University) 1                                   5.625     07/01/2027            117,453
---------------------------------------------------------------------------------------------------------------------------------
       500,000   MD H&HEFA (King Farm Presbyterian Community) 1                           5.300     01/01/2037            465,935
---------------------------------------------------------------------------------------------------------------------------------
       100,000   MD H&HEFA (Loyola College) 1                                             5.000     10/01/2039            101,890
---------------------------------------------------------------------------------------------------------------------------------
       100,000   MD H&HEFA (Loyola College) 1                                             5.000     10/01/2039            100,165


            33 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$       70,000   MD H&HEFA (Maryland Institute College of Art) 1                          5.000%    06/01/2029     $       71,174
---------------------------------------------------------------------------------------------------------------------------------
        30,000   MD H&HEFA (Medstar Health) 1                                             5.500     08/15/2033             30,661
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MD H&HEFA (Mercy Medical Center)                                         5.625     07/01/2031             50,858
---------------------------------------------------------------------------------------------------------------------------------
       195,000   MD H&HEFA (Montgomery General Hospital) 1                                5.000     07/01/2023            197,923
---------------------------------------------------------------------------------------------------------------------------------
        55,000   MD H&HEFA (Montgomery General Hospital) 1                                5.625     07/01/2018             55,084
---------------------------------------------------------------------------------------------------------------------------------
        60,000   MD H&HEFA (Peninsula United Methodist Homes)                             5.750     10/01/2026             60,179
---------------------------------------------------------------------------------------------------------------------------------
     1,275,000   MD H&HEFA (Pickersgill) 1                                                5.500 2   01/01/2035          1,275,000
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MD H&HEFA (Roland Park Place)                                            5.500     07/01/2014             50,019
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MD H&HEFA (Roland Park Place)                                            5.625     07/01/2018             50,011
---------------------------------------------------------------------------------------------------------------------------------
       150,000   MD H&HEFA (S&EPF/SPHS/SPI/SPPP Obligated Group) 1                        5.250     07/01/2035            151,061
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MD H&HEFA (Union Hospital of Cecil County) 1                             5.100     07/01/2022             50,280
---------------------------------------------------------------------------------------------------------------------------------
       125,000   MD H&HEFA (University of Maryland Medical System) 1                      5.250     07/01/2034            132,340
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MD H&HEFA (Washington Christian Academy)                                 5.250     07/01/2018             50,821
---------------------------------------------------------------------------------------------------------------------------------
       300,000   MD H&HEFA (Washington Christian Academy) 1                               5.500     07/01/2038            292,374
---------------------------------------------------------------------------------------------------------------------------------
        90,000   MD Industrial Devel. Financing Authority
                 (Bon Secours Health Systems) 1                                           5.500     08/15/2020             90,130
---------------------------------------------------------------------------------------------------------------------------------
       205,000   MD Industrial Devel. Financing Authority
                 (Bon Secours Health Systems) 1                                           5.500     08/15/2024            205,281
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MD Industrial Devel. Financing Authority
                 (Our Lady of Good Counsel) 1                                             6.000     05/01/2035             51,267
---------------------------------------------------------------------------------------------------------------------------------
       150,000   MD Stadium Authority (Ocean City Convention Center) 1                    5.125     12/15/2008            150,188
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MD Stadium Authority (Ocean City Convention Center) 1                    5.300     12/15/2010             10,014
---------------------------------------------------------------------------------------------------------------------------------
        40,000   MD Stadium Authority (Ocean City Convention Center) 1                    5.375     12/15/2012             40,057
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MD Stadium Authority (Ocean City Convention Center) 1                    5.375     12/15/2013             20,028
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MD Stadium Authority (Ocean City Convention Center)                      5.375     12/15/2015             15,021
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MD Transportation Authority (Baltimore/Washington
                 International Airport)                                                   5.250     03/01/2027              5,147
---------------------------------------------------------------------------------------------------------------------------------
        70,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Avalon Knoll) 1                                              6.150     07/01/2026             70,671
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Montgomery County, MD Hsg. Opportunities
                 Commission (HP Landings Edge) 1                                          5.050     07/01/2028             50,497
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.)                                            5.900     07/01/2026              5,051
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.) 1                                          6.050     07/01/2026             10,011
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series A 1                                5.500     07/01/2031            101,293
---------------------------------------------------------------------------------------------------------------------------------
       115,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series A 1                                5.600     07/01/2042            116,765


            34 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$        5,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series A 1                                5.750%    07/01/2034     $        5,002
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series B 1                                5.000     07/01/2023             40,241
---------------------------------------------------------------------------------------------------------------------------------
       185,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series B 1                                5.200     07/01/2044            185,255
---------------------------------------------------------------------------------------------------------------------------------
       110,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series B 1                                5.250     07/01/2029            110,649
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series B                                  6.000     07/01/2020              5,006
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series B 1                                6.300     07/01/2016             25,228
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series C 1                                7.150     07/01/2023             35,039
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Single Family Mtg.) 1                                        5.842 3   07/01/2033             45,320
---------------------------------------------------------------------------------------------------------------------------------
       245,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Single Family Mtg.), Series A 1                              5.540 3   07/01/2028             77,638
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Northeast MD Waste Disposal Authority Solid Waste
                 (Montgomery County Res Rec)                                              6.000     07/01/2008             10,149
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Prince Georges County, MD Hsg. Authority
                 (Langley Gardens Apartments) 1                                           5.750     08/20/2029             20,455
---------------------------------------------------------------------------------------------------------------------------------
       135,000   Prince Georges County, MD Hsg. Authority
                 (Langley Gardens Apartments) 1                                           5.875     02/20/2039            138,102
---------------------------------------------------------------------------------------------------------------------------------
        90,000   Prince Georges County, MD Hsg. Authority
                 (University Landing Apartments) 1                                        5.900     09/20/2021             93,279
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Prince Georges County, MD Hsg. Authority
                 (University Landing Apartments)                                          6.000     09/20/2029             10,373
---------------------------------------------------------------------------------------------------------------------------------
        65,000   Prince Georges County, MD Local Government 1                             6.050     08/01/2012             65,127
---------------------------------------------------------------------------------------------------------------------------------
       250,000   Prince Georges County, MD Special District (Victoria Falls) 1            5.250     07/01/2035            232,255
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Prince Georges County, MD Special Obligation
                 (National Harbor)                                                        5.200     07/01/2034             47,538
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Prince Georges County, MD Special Obligation
                 (Woodview Village) 1                                                     5.000     07/01/2032             99,711
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Salisbury, MD Special Obligation
                 (Villages at Aydelotte Farm) 1                                           5.250     01/01/2037            927,510
                                                                                                                   --------------
                                                                                                                       28,518,810
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--56.0%
       240,000   Puerto Rico Children's Trust Fund (TASC) 1                               5.375     05/15/2033            238,992
---------------------------------------------------------------------------------------------------------------------------------
       105,000   Puerto Rico Children's Trust Fund (TASC) 1                               5.500     05/15/2039            105,124
---------------------------------------------------------------------------------------------------------------------------------
     1,070,000   Puerto Rico Children's Trust Fund (TASC) 1                               5.625     05/15/2043          1,074,462


            35 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
   $49,000,000   Puerto Rico Children's Trust Fund (TASC) 1                               6.560% 3  05/15/2050     $    3,044,370
---------------------------------------------------------------------------------------------------------------------------------
       250,000   Puerto Rico Commonwealth GO 1                                            5.250     07/01/2024            260,763
---------------------------------------------------------------------------------------------------------------------------------
       600,000   Puerto Rico Electric Power Authority, Series TT 1                        5.000     07/01/2037            608,520
---------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Puerto Rico Electric Power Authority, Series UU 4                        4.291 2   07/01/2031          2,815,350
---------------------------------------------------------------------------------------------------------------------------------
       490,000   Puerto Rico HFC, Series B 1                                              5.300     12/01/2028            497,551
---------------------------------------------------------------------------------------------------------------------------------
       890,000   Puerto Rico IMEPCF (American Airlines) 1                                 6.450     12/01/2025            896,728
---------------------------------------------------------------------------------------------------------------------------------
       800,000   Puerto Rico Infrastructure 1                                             5.000     07/01/2046            803,600
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Puerto Rico ITEMECF (El Nuevo Dia) 5                                     6.150     12/01/2026             50,010
---------------------------------------------------------------------------------------------------------------------------------
       185,000   Puerto Rico Port Authority (American Airlines), Series A 1               6.250     06/01/2026            185,100
---------------------------------------------------------------------------------------------------------------------------------
       110,000   Puerto Rico Port Authority (American Airlines), Series A                 6.300     06/01/2023            109,999
---------------------------------------------------------------------------------------------------------------------------------
     5,000,000   Puerto Rico Sales Tax Financing Corp., Series A 4                        4.518 2   08/01/2057          4,864,950
---------------------------------------------------------------------------------------------------------------------------------
       250,000   Puerto Rico Sales Tax Financing Corp., Series A 1                        5.250     08/01/2057            259,223
---------------------------------------------------------------------------------------------------------------------------------
       200,000   University of Puerto Rico, Series Q 1                                    5.000     06/01/2030            202,726
---------------------------------------------------------------------------------------------------------------------------------
       150,000   V.I. Public Finance Authority (Hovensa Refinery) 1                       6.125     07/01/2022            155,373
---------------------------------------------------------------------------------------------------------------------------------
       700,000   V.I. Water & Power Authority, Series A 1                                 5.000     07/01/2031            687,522
                                                                                                                   --------------
                                                                                                                       16,860,363

---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $46,202,144)--150.7%                                                                 45,379,173
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(50.7)                                                                         (15,268,891)
                                                                                                                   --------------

NET ASSETS--100.0%                                                                                                 $   30,110,282
                                                                                                                   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $50,010, which represents 0.17% of the Fund's net assets. See Note 5 of accompanying Notes.


            36 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP       Certificates of Participation
EDC       Economic Devel. Corp.
GO        General Obligation
H&HEFA    Hospitals and Higher Education Facilities Authority
HFC       Housing Finance Corp.
HMH       Hartford Memorial Hospital
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
Res Rec   Resource Recovery Facility
ROLs      Residual Option Longs
S&EPF     Sheppard & Enoch Pratt Foundation
SPHS      Sheppard Pratt Health System
SPI       Sheppard Pratt Investments
SPPP      Sheppard Pratt Physicians Pennsylvania
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands
YMCA      Young Men's Christian Assoc.

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                 MARKET VALUE   PERCENT
--------------------------------------------------------------------------------
Single Family Housing                                 $     7,142,739      15.8%
Multifamily Housing                                         5,961,543      13.1
Sales Tax Revenue                                           5,124,173      11.3
Tobacco Master Settlement Agreement                         4,462,948       9.8
Hospital/Health Care                                        4,341,837       9.6
Electric Utilities                                          3,423,870       7.6
Adult Living Facilities                                     3,060,454       6.7
Higher Education                                            2,756,851       6.1
Student Housing                                             1,442,721       3.2
Special Tax                                                 1,254,359       2.8
Airlines                                                    1,191,827       2.6
Special Assessment                                            927,510       2.0
Tax Increment Financing (TIF)                                 859,081       1.9
Hotels, Restaurants & Leisure                                 810,089       1.8
Water Utilities                                               687,522       1.5
General Obligation                                            647,062       1.4
Education                                                     394,462       0.9
Resource Recovery                                             267,136       0.6
Oil, Gas & Consumable Fuels                                   155,373       0.3
Not-for-Profit Organization                                   127,525       0.3
Automobiles                                                   114,623       0.3
Highways/Commuter Facilities                                   52,031       0.1
Media                                                          50,010       0.1
Marine/Aviation Facilities                                     47,538       0.1
Chemicals                                                      35,490       0.1
Government Appropriation                                       20,231       0.0
Municipal Leases                                               15,021       0.0
Parking Fee Revenue                                             5,147       0.0
                                                       -------------------------
Total                                                  $   45,379,173     100.0%
                                                       =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            37 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON      MATURITY          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--153.5%
---------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--101.8%
$       15,000   Belmont, MA GO 1                                                         5.150%    01/15/2012     $       15,067
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Billerica, MA GO 1                                                       5.500     10/15/2016             10,066
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Boxford, MA GO 1                                                         5.650     06/15/2011            201,838
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Chicopee, MA GO 1                                                        5.700     08/01/2012            101,202
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MA Bay Transportation Authority 1                                        5.250     07/01/2030              5,172
---------------------------------------------------------------------------------------------------------------------------------
     1,755,000   MA Devel. Finance Agency (Boston Architectural College)                  5.000     01/01/2027          1,713,512
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MA Devel. Finance Agency (Boston Biomedical Research) 1                  5.650     02/01/2019             10,258
---------------------------------------------------------------------------------------------------------------------------------
       160,000   MA Devel. Finance Agency (Boston Biomedical Research) 1                  5.750     02/01/2029            161,800
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MA Devel. Finance Agency (Boston University) 1                           5.375     05/15/2039             51,544
---------------------------------------------------------------------------------------------------------------------------------
       475,000   MA Devel. Finance Agency (Boston University) 1                           6.000     05/15/2059            530,893
---------------------------------------------------------------------------------------------------------------------------------
       150,000   MA Devel. Finance Agency (Curry College) 1                               5.000     03/01/2035            142,385
---------------------------------------------------------------------------------------------------------------------------------
     1,130,000   MA Devel. Finance Agency (Curry College) 1                               5.000     03/01/2036          1,089,286
---------------------------------------------------------------------------------------------------------------------------------
       230,000   MA Devel. Finance Agency (Curry College) 1                               6.000     03/01/2031            236,971
---------------------------------------------------------------------------------------------------------------------------------
       350,000   MA Devel. Finance Agency (Eastern Nazarene College) 1                    5.625     04/01/2029            347,197
---------------------------------------------------------------------------------------------------------------------------------
       250,000   MA Devel. Finance Agency (Evergreen Center) 1                            5.500     01/01/2035            247,020
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000   MA Devel. Finance Agency (Linden Ponds) 1                                5.750     11/15/2042          1,959,940
---------------------------------------------------------------------------------------------------------------------------------
       240,000   MA Devel. Finance Agency (Loomis House/Loomis
                 Communities Obligated Group) 1                                           5.750     07/01/2023            243,982
---------------------------------------------------------------------------------------------------------------------------------
       780,000   MA Devel. Finance Agency (Nichols College) 1                             6.000     10/01/2024            793,978
---------------------------------------------------------------------------------------------------------------------------------
     1,025,000   MA Devel. Finance Agency (Ogden Haverhill)                               5.500     12/01/2019          1,044,496
---------------------------------------------------------------------------------------------------------------------------------
       500,000   MA Devel. Finance Agency (Orchard Cove) 1                                5.250     10/01/2037            465,800
---------------------------------------------------------------------------------------------------------------------------------
       320,000   MA Devel. Finance Agency
                 (Pacific Rim Charter Public School) 1                                    5.125     06/01/2031            311,840
---------------------------------------------------------------------------------------------------------------------------------
       150,000   MA Devel. Finance Agency
                 (Pharmacy & Allied Health Sciences) 1                                    5.750     07/01/2033            157,688
---------------------------------------------------------------------------------------------------------------------------------
        60,000   MA Devel. Finance Agency (Regis College) 1                               5.250     10/01/2018             58,172
---------------------------------------------------------------------------------------------------------------------------------
       500,000   MA Devel. Finance Agency
                 (Seven Hills Foundation & Affiliates) 1                                  5.000     09/01/2035            491,115
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MA Devel. Finance Agency (The Wheeler School) 1                          6.250     12/01/2019             20,777
---------------------------------------------------------------------------------------------------------------------------------
       220,000   MA Devel. Finance Agency (VOA Ayer) 1                                    6.200     02/20/2046            241,762
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   MA Devel. Finance Agency (VOA Concord)                                   5.200     11/01/2041            897,640
---------------------------------------------------------------------------------------------------------------------------------
        75,000   MA Educational Financing Authority, Issue E 1                            5.550     07/01/2009             75,490
---------------------------------------------------------------------------------------------------------------------------------
        35,000   MA Educational Financing Authority, Issue E 1                            5.850     07/01/2014             35,286
---------------------------------------------------------------------------------------------------------------------------------
       190,000   MA Educational Financing Authority, Issue G                              6.000     12/01/2016            196,745
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MA Educational Financing Authority, Series C 1                           5.200     12/01/2016             15,032
---------------------------------------------------------------------------------------------------------------------------------
       130,000   MA H&EFA (Bentley College) 1                                             5.125     07/01/2028            132,379
---------------------------------------------------------------------------------------------------------------------------------
        65,000   MA H&EFA (Beverly Hospital Corp.) 1                                      5.250     07/01/2023             65,068
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MA H&EFA (Boston College) 1                                              5.000     06/01/2026             25,388


            38 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$        5,000   MA H&EFA (Boston College) 1                                              5.250%    06/01/2023     $        5,006
---------------------------------------------------------------------------------------------------------------------------------
       100,000   MA H&EFA (Boston Medical Center) 1                                       5.000     07/01/2029            101,753
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MA H&EFA (Burbank Hospital) 1                                            6.125     08/01/2013             50,081
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MA H&EFA (Cape Cod Healthcare/Cape Cod Hospital
                 Obligated Group) 1                                                       5.125     11/15/2021             25,413
---------------------------------------------------------------------------------------------------------------------------------
       500,000   MA H&EFA (Capital Asset Program) 2                                       6.500 3   07/01/2030            500,000
---------------------------------------------------------------------------------------------------------------------------------
     1,445,000   MA H&EFA
                 (CC/SEMCB/CH/VRHS/HFH Obligated Group) 1                                 5.625     07/01/2020          1,467,831
---------------------------------------------------------------------------------------------------------------------------------
       185,000   MA H&EFA
                 (CC/SEMCB/CH/VRHS/HFH Obligated Group) 1                                 5.700     07/01/2015            190,093
---------------------------------------------------------------------------------------------------------------------------------
       540,000   MA H&EFA
                 (CC/SEMCB/CH/VRHS/HFH Obligated Group) 1                                 5.750     07/01/2028            545,929
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MA H&EFA (Covenant Health System/St. Joseph Hospital) 1                  6.000     07/01/2031             10,503
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MA H&EFA (Emerson Hospital) 1                                            5.000     08/15/2035             24,556
---------------------------------------------------------------------------------------------------------------------------------
       100,000   MA H&EFA (Fisher College) 1                                              5.125     04/01/2037             96,464
---------------------------------------------------------------------------------------------------------------------------------
        60,000   MA H&EFA (Hallmark Heath System) 1                                       5.000     07/01/2021             60,871
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MA H&EFA (Harvard Pilgrim Health Care) 1                                 5.000     07/01/2028              5,059
---------------------------------------------------------------------------------------------------------------------------------
     3,200,000   MA H&EFA (Hebrew College) 2                                              6.500 3   07/01/2031          3,200,000
---------------------------------------------------------------------------------------------------------------------------------
       130,000   MA H&EFA (Holyoke Hospital) 1                                            6.500     07/01/2015            130,012
---------------------------------------------------------------------------------------------------------------------------------
       150,000   MA H&EFA (Jordan Hospital) 1                                             5.250     10/01/2023            146,901
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MA H&EFA (Jordan Hospital) 1                                             5.375     10/01/2028             49,044
---------------------------------------------------------------------------------------------------------------------------------
       110,000   MA H&EFA (Learning Center for Deaf Children) 1                           6.125     07/01/2029            112,052
---------------------------------------------------------------------------------------------------------------------------------
        75,000   MA H&EFA (Lowell General Hospital) 1                                     5.250     06/01/2016             76,584
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MA H&EFA (New England Health) 1                                          5.200     08/01/2028             10,246
---------------------------------------------------------------------------------------------------------------------------------
        40,000   MA H&EFA (New England Medical Center) 1                                  5.100     07/01/2008             40,052
---------------------------------------------------------------------------------------------------------------------------------
       135,000   MA H&EFA (New England Medical Center) 1                                  5.375     07/01/2024            135,154
---------------------------------------------------------------------------------------------------------------------------------
        45,000   MA H&EFA (North Adams Regional Hospital) 1                               6.750     07/01/2009             45,302
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MA H&EFA (Partners Healthcare System) 1                                  5.125     07/01/2019             10,243
---------------------------------------------------------------------------------------------------------------------------------
       165,000   MA H&EFA (Partners Healthcare System) 1                                  5.375     07/01/2024            166,848
---------------------------------------------------------------------------------------------------------------------------------
       125,000   MA H&EFA (Saint Memorial Medical Center) 1                               6.000     10/01/2023            125,051
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MA H&EFA (Schepens Eye Research Institute) 1                             6.500     07/01/2028             21,210
---------------------------------------------------------------------------------------------------------------------------------
       295,000   MA H&EFA (South Shore Hospital) 1                                        5.500     07/01/2013            295,404
---------------------------------------------------------------------------------------------------------------------------------
       565,000   MA H&EFA (South Shore Hospital)                                          5.500     07/01/2020            571,492
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MA H&EFA (Springfield College) 1                                         5.125     10/15/2023             25,331
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MA H&EFA (UMass Memorial Health Care/UMass
                 Memorial Medical Center Obligated Group) 1                               5.000     07/01/2028             25,524
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MA H&EFA (Valley Regional Health System) 1                               5.750     07/01/2018             10,014
---------------------------------------------------------------------------------------------------------------------------------
       200,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group) 1                               5.300     11/15/2028            200,250
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MA HFA 1                                                                 5.050     12/01/2007             20,022


            39 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$       10,000   MA HFA 1                                                                 5.200%    07/01/2018     $       10,160
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MA HFA (Rental) 1                                                        5.350     01/01/2014             15,434
---------------------------------------------------------------------------------------------------------------------------------
       500,000   MA HFA (Single Family) 1                                                 5.000     12/01/2031            494,775
---------------------------------------------------------------------------------------------------------------------------------
        30,000   MA HFA (Single Family) 1                                                 5.250     12/01/2018             30,338
---------------------------------------------------------------------------------------------------------------------------------
        40,000   MA HFA, Series 21 1                                                      7.125     06/01/2025             40,036
---------------------------------------------------------------------------------------------------------------------------------
     2,250,000   MA HFA, Series A                                                         5.300     06/01/2049          2,263,028
---------------------------------------------------------------------------------------------------------------------------------
        35,000   MA HFA, Series A 1                                                       5.375     06/01/2016             35,269
---------------------------------------------------------------------------------------------------------------------------------
        50,000   MA HFA, Series A 1                                                       5.500     07/01/2030             50,705
---------------------------------------------------------------------------------------------------------------------------------
       300,000   MA HFA, Series A 1                                                       5.550     07/01/2032            305,679
---------------------------------------------------------------------------------------------------------------------------------
       100,000   MA HFA, Series A 1                                                       5.800     07/01/2030            103,142
---------------------------------------------------------------------------------------------------------------------------------
        95,000   MA HFA, Series B 1                                                       5.400     12/01/2028             97,416
---------------------------------------------------------------------------------------------------------------------------------
       245,000   MA HFA, Series B 1                                                       5.550     07/01/2040            251,331
---------------------------------------------------------------------------------------------------------------------------------
       425,000   MA HFA, Series H 1                                                       5.000     12/01/2028            423,593
---------------------------------------------------------------------------------------------------------------------------------
        60,000   MA HFA, Series H 1                                                       6.650     07/01/2041             62,688
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MA HFA, Series P 1                                                       5.000     12/01/2023             10,056
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MA HFA, Series P 1                                                       5.200     12/01/2045             15,003
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MA Industrial Finance Agency (Arbors at Taunton) 1                       5.300     06/20/2019             25,681
---------------------------------------------------------------------------------------------------------------------------------
       105,000   MA Industrial Finance Agency (Arbors at Taunton) 1                       5.500     06/20/2040            107,351
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MA Industrial Finance Agency (Avon Associates) 1                         5.375     04/01/2020             20,090
---------------------------------------------------------------------------------------------------------------------------------
        40,000   MA Industrial Finance Agency (Babson College) 1                          5.250     10/01/2027             40,439
---------------------------------------------------------------------------------------------------------------------------------
       150,000   MA Industrial Finance Agency (Babson College) 1                          5.250     10/01/2027            153,152
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MA Industrial Finance Agency (Babson College) 1                          5.375     10/01/2017             15,166
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MA Industrial Finance Agency
                 (Berkshire Retirement Community) 1                                       6.625     07/01/2016             15,020
---------------------------------------------------------------------------------------------------------------------------------
       100,000   MA Industrial Finance Agency (Cambridge Friends School) 1                5.800     09/01/2028            100,648
---------------------------------------------------------------------------------------------------------------------------------
     1,200,000   MA Industrial Finance Agency (Concord Academy)                           5.500     09/01/2027          1,225,176
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MA Industrial Finance Agency (Deerfield Academy) 1                       5.000     10/01/2023             15,307
---------------------------------------------------------------------------------------------------------------------------------
       415,000   MA Industrial Finance Agency (General Motors Corp.) 1                    5.550     04/01/2009            415,938
---------------------------------------------------------------------------------------------------------------------------------
       495,000   MA Industrial Finance Agency
                 (Massachusetts American Water Company)                                   6.900     12/01/2029            501,806
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MA Industrial Finance Agency (Ogden Haverhill Associates) 1              5.450     12/01/2012              5,126
---------------------------------------------------------------------------------------------------------------------------------
       145,000   MA Industrial Finance Agency (St. John's High School) 1                  5.350     06/01/2028            146,195
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MA Industrial Finance Agency
                 (WGBH Educational Foundation) 1                                          5.000     03/01/2028             20,443
---------------------------------------------------------------------------------------------------------------------------------
        30,000   MA Municipal Wholesale Electric Company Water
                 Supply System 1                                                          5.000     07/01/2010             30,637
---------------------------------------------------------------------------------------------------------------------------------
       500,000   MA Port Authority (Bosfuel Corp.) 1                                      5.000     07/01/2038            502,265
---------------------------------------------------------------------------------------------------------------------------------
        65,000   MA Port Authority (Delta Air Lines) 1                                    5.000     01/01/2021             66,028
---------------------------------------------------------------------------------------------------------------------------------
     3,100,000   MA Port Authority (Delta Air Lines)                                      5.000     01/01/2027          3,103,999


            40 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$       30,000    MA Port Authority (Delta Air Lines) 1                                   5.200%    01/01/2020     $       30,845
---------------------------------------------------------------------------------------------------------------------------------
        15,000    MA Port Authority (US Airways) 1                                        5.625     09/01/2011             15,171
---------------------------------------------------------------------------------------------------------------------------------
       100,000    MA Port Authority (US Airways) 1                                        5.750     09/01/2016            101,147
---------------------------------------------------------------------------------------------------------------------------------
       335,000    MA Port Authority (US Airways) 1                                        5.875     09/01/2023            338,876
---------------------------------------------------------------------------------------------------------------------------------
        25,000    MA Port Authority (US Airways) 1                                        6.000     09/01/2021             25,976
---------------------------------------------------------------------------------------------------------------------------------
        20,000    MA Port Authority, Series C 1                                           5.125     07/01/2020             20,220
---------------------------------------------------------------------------------------------------------------------------------
       200,000    MA Port Authority, Series E 1                                           5.000     07/01/2028            200,886
---------------------------------------------------------------------------------------------------------------------------------
       325,000    MA Port Authority, Series E 1                                           5.000     07/01/2028            324,974
---------------------------------------------------------------------------------------------------------------------------------
        50,000    MA Port Authority, Series E 1                                           5.000     07/01/2028             50,222
---------------------------------------------------------------------------------------------------------------------------------
        75,000    MA Turnpike Authority, Series A 1                                       5.000     01/01/2027             75,861
---------------------------------------------------------------------------------------------------------------------------------
        30,000    MA Turnpike Authority, Series A 1                                       5.000     01/01/2039             30,236
---------------------------------------------------------------------------------------------------------------------------------
       210,000    MA Turnpike Authority, Series A 1                                       5.125     01/01/2023            213,219
---------------------------------------------------------------------------------------------------------------------------------
       365,000    MA Turnpike Authority, Series B 1                                       5.250     01/01/2029            370,928
---------------------------------------------------------------------------------------------------------------------------------
         5,000    MA Water Pollution Abatement Trust 1                                    5.125     08/01/2010              5,031
---------------------------------------------------------------------------------------------------------------------------------
         5,000    MA Water Pollution Abatement Trust 1                                    5.125     02/01/2031              5,117
---------------------------------------------------------------------------------------------------------------------------------
         5,000    MA Water Pollution Abatement Trust 1                                    5.375     08/01/2027              5,175
---------------------------------------------------------------------------------------------------------------------------------
        15,000    MA Water Resources Authority 1                                          5.000     08/01/2024             15,287
---------------------------------------------------------------------------------------------------------------------------------
       200,000    Mansfield, MA GO 1                                                      5.500     08/15/2010            202,304
---------------------------------------------------------------------------------------------------------------------------------
        20,000    Natick, MA GO 1                                                         5.375     05/15/2011             20,228
---------------------------------------------------------------------------------------------------------------------------------
        30,000    Quincy, MA (Quincy Hospital) 1                                          5.250     01/15/2016             30,036
---------------------------------------------------------------------------------------------------------------------------------
        90,000    Quincy, MA (Quincy Hospital) 1                                          5.500     01/15/2013             90,123
---------------------------------------------------------------------------------------------------------------------------------
       100,000    Taunton, MA GO 1                                                        5.000     02/01/2016            101,485
---------------------------------------------------------------------------------------------------------------------------------
        20,000    Wayland, MA GO 1                                                        5.000     09/15/2011             20,022
---------------------------------------------------------------------------------------------------------------------------------
        15,000    West Springfield, MA GO 1                                               5.000     03/01/2018             15,227
---------------------------------------------------------------------------------------------------------------------------------
       125,000    Worcester, MA GO 1                                                      5.700     08/01/2013            125,783
                                                                                                                   --------------
                                                                                                                       33,750,583
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--51.7%
       110,000   Puerto Rico Aqueduct & Sewer Authority 1                                 5.000     07/01/2019            112,141
---------------------------------------------------------------------------------------------------------------------------------
     1,550,000   Puerto Rico Children's Trust Fund (TASC) 1                               5.500     05/15/2039          1,551,829
---------------------------------------------------------------------------------------------------------------------------------
     1,150,000   Puerto Rico Children's Trust Fund (TASC) 1                               5.625     05/15/2043          1,154,796
---------------------------------------------------------------------------------------------------------------------------------
    24,800,000   Puerto Rico Children's Trust Fund (TASC) 1                               6.418 4   05/15/2050          1,540,824
---------------------------------------------------------------------------------------------------------------------------------
       500,000   Puerto Rico Commonwealth GO 1                                            5.250     07/01/2024            521,525
---------------------------------------------------------------------------------------------------------------------------------
       400,000   Puerto Rico Commonwealth GO 1                                            5.250     07/01/2030            413,728
---------------------------------------------------------------------------------------------------------------------------------
     1,800,000   Puerto Rico Electric Power Authority, Series UU 5                        4.291 3   07/01/2031          1,689,210
---------------------------------------------------------------------------------------------------------------------------------
       445,000   Puerto Rico HFC, Series B 1                                              5.300     12/01/2028            451,857
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Puerto Rico Highway & Transportation Authority, Series AA 1              5.000     07/01/2035            100,564
---------------------------------------------------------------------------------------------------------------------------------
       210,000   Puerto Rico IMEPCF (American Airlines) 1                                 6.450     12/01/2025            211,588
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                           5.500     07/01/2026             76,222


            41 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    1,240,000   Puerto Rico Port Authority (American Airlines), Series A 1               6.250%    06/01/2026     $    1,240,670
---------------------------------------------------------------------------------------------------------------------------------
       485,000   Puerto Rico Port Authority (American Airlines), Series A                 6.300     06/01/2023            484,995
---------------------------------------------------------------------------------------------------------------------------------
     6,500,000   Puerto Rico Sales Tax Financing Corp., Series A 5                        4.518 3   08/01/2057          6,324,435
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Puerto Rico Sales Tax Financing Corp., Series A 1                        5.250     08/01/2057          1,036,890
---------------------------------------------------------------------------------------------------------------------------------
       215,000   V.I. Public Finance Authority (Hovensa Refinery) 1                       6.125     07/01/2022            222,701
---------------------------------------------------------------------------------------------------------------------------------
        30,000   V.I. Tobacco Settlement Financing Corp. (TASC) 1                         5.000     05/15/2021             28,574
                                                                                                                   --------------
                                                                                                                       17,162,549

---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $51,706,714)--153.5%                                                                 50,913,132
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(53.5)                                                                         (17,753,746)
                                                                                                                   --------------

NET ASSETS--100.0%                                                                                                 $   33,159,386
                                                                                                                   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $3,700,000, which represents 11.16% of the Fund's net assets. See
Note 5 of accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CC        Caritas Christi
CH        Carney Hospital
FRS       Family Rehabilitation Services (Hancock Manor)
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
HFA       Housing Finance Agency/Authority
HFC       Housing Finance Corp.
HFH       Holy Family Hospital
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual Option Longs
SEMCB     St. Elizabeth's Medical Center of Boston
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
V.I.      United States Virgin Islands
VC        VinFen Corp
VCS       VinFen Clinical Services
VRHS      Valley Regional Health System


            42 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                MARKET VALUE    PERCENT
--------------------------------------------------------------------------------
Higher Education                                      $   10,040,127       19.7%
Sales Tax Revenue                                          7,361,325       14.5
Hospital/Health Care                                       6,078,667       12.0
Airlines                                                   5,619,295       11.1
Tobacco Master Settlement Agreement                        4,276,023        8.4
Adult Living Facilities                                    3,672,493        7.2
Single Family Housing                                      3,428,257        6.7
General Obligation                                         1,753,601        3.4
Electric Utilities                                         1,719,847        3.4
Multifamily Housing                                        1,252,275        2.5
Marine/Aviation Facilities                                 1,098,567        2.2
Resource Recovery                                          1,044,496        2.1
Highways/Commuter Facilities                                 795,980        1.6
Water Utilities                                              629,270        1.2
Education                                                    615,210        1.2
Automobiles                                                  415,938        0.8
Not-for-Profit Organization                                  369,330        0.7
Student Loans                                                322,553        0.6
Oil, Gas & Consumable Fuels                                  222,701        0.4
Biotechnology                                                161,800        0.3
Parking Fee Revenue                                           20,090        0.0
Sewer Utilities                                               15,287        0.0
                                                      --------------------------
Total                                                 $   50,913,132      100.0%
                                                      ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            43 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

                                                                        OPPENHEIMER        OPPENHEIMER
                                                                          ROCHESTER          ROCHESTER
                                                                           MARYLAND      MASSACHUSETTS
                                                                          MUNICIPAL          MUNICIPAL
September 30, 2007                                                             FUND               FUND
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at cost                                                $    46,202,144    $    51,706,714
=======================================================================================================
Investments, at value                                               $    45,379,173    $    50,913,132
-------------------------------------------------------------------------------------------------------
Cash                                                                        286,979             83,688
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                          193,711          1,545,411
Interest                                                                    439,232            587,489
Due from Manager                                                                300                121
Other                                                                         1,149              1,146
                                                                    -----------------------------------
Total assets                                                             46,300,544         53,130,987

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                        9,400,000         12,400,000
Payable for short-term floating rate notes issued (See Note 1)            6,700,000          7,470,000
Interest expense                                                             38,109             54,311
Dividends                                                                    21,380             22,201
Distribution and service plan fees                                            6,774             15,492
Investments purchased                                                        15,718                 --
Shareholder communications                                                    4,072              3,110
Transfer and shareholder servicing agent fees                                   805                982
Trustees' compensation                                                          653                831
Shares of beneficial interest redeemed                                          204                 36
Other                                                                         2,547              4,638
                                                                    -----------------------------------
Total liabilities                                                        16,190,262         19,971,601

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $    30,110,282    $    33,159,386
                                                                    ===================================

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $         2,453    $         2,435
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                               31,028,081         34,257,296
-------------------------------------------------------------------------------------------------------
Accumulated net investment income                                           166,508            229,073
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                               (263,789)          (535,836)
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                 (822,971)          (793,582)

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $    30,110,282    $    33,159,386
                                                                    ===================================


            44 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

                                                                            OPPENHEIMER     OPPENHEIMER
                                                                              ROCHESTER       ROCHESTER
                                                                               MARYLAND   MASSACHUSETTS
                                                                              MUNICIPAL       MUNICIPAL
                                                                                   FUND            FUND
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding)
Net assets                                                                $  22,290,037   $  27,863,585
Shares of benefical interest outstanding                                      1,814,918       2,045,924
Per share                                                                 $       12.28   $       13.62
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                               $       12.89   $       14.30
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets and shares of beneficial interest outstanding)
Net assets                                                                $     536,818   $     862,822
Shares of benefical interest outstanding                                         43,755          63,369
Per share                                                                 $       12.27   $       13.62
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets and shares of beneficial interest outstanding)
Net assets                                                                $   7,283,427   $   4,432,979
Shares of benefical interest outstanding                                        593,924         325,831
Per share                                                                 $       12.26   $       13.61

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            45 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

                                                                                       OPPENHEIMER      OPPENHEIMER
                                                                                         ROCHESTER        ROCHESTER
                                                                                          MARYLAND    MASSACHUSETTS
                                                                                         MUNICIPAL        MUNICIPAL
For the Six Months Ended September 30, 2007                                                   FUND             FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------
Interest                                                                              $    747,141      $   894,245

--------------------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------------------
Management fees                                                                             56,678           71,412
--------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                      4,311           22,447
Class B                                                                                      2,534            3,611
Class C                                                                                     22,342           20,350
--------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                      1,886            3,193
Class B                                                                                        280              370
Class C                                                                                      1,133            1,162
--------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                      2,139            3,154
Class B                                                                                        617              740
Class C                                                                                        643              682
--------------------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                             184,989          230,271
--------------------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate
notes issued (See Note 1)                                                                   62,845           62,791
--------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                 13,629           13,765
--------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                  2,501            1,611
--------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                         415              441
--------------------------------------------------------------------------------------------------------------------
Other                                                                                       12,373           15,330
                                                                                      ------------------------------
Total expenses                                                                             369,315          451,330
Less reduction to custodian expenses                                                        (1,279)          (1,595)
Less waivers and reimbursements of expenses                                               (204,199)        (265,261)
                                                                                      ------------------------------
Net expenses                                                                               163,837          184,474

--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      583,304          709,771

--------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                          (261,863)        (535,260)
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                      (919,111)        (990,569)

--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $   (597,670)     $  (816,058)
                                                                                      ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            46 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Oppenheimer Rochester Maryland Municipal Fund

                                                                                        SIX MONTHS           PERIOD
                                                                                             ENDED            ENDED
                                                                                SEPTEMBER 30, 2007        MARCH 31,
                                                                                       (UNAUDITED)           2007 1
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $      583,304    $     243,524
---------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                         (261,863)          (1,926)
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                      (919,111)          96,140
                                                                                    ---------------------------------
Net increase (decrease) in net assets resulting from operations                           (597,670)         337,738

---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                   (379,075)        (169,070)
Class B                                                                                    (10,297)          (2,794)
Class C                                                                                    (90,859)         (10,924)
                                                                                    ---------------------------------
                                                                                          (480,231)        (182,788)

---------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                 11,776,257       11,068,314
Class B                                                                                    185,858          378,963
Class C                                                                                  5,630,173        1,891,668
                                                                                    ---------------------------------
                                                                                        17,592,288       13,338,945

---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Total increase                                                                          16,514,387       13,493,895
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     13,595,895          102,000 2
                                                                                    ---------------------------------
End of period (including accumulated net investment income
of $166,508 and $63,435, respectively)                                              $   30,110,282    $  13,595,895
                                                                                    =================================

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


           47 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS  Continued
--------------------------------------------------------------------------------

Oppenheimer Rochester Massachusetts Municipal Fund

                                                                                        SIX MONTHS           PERIOD
                                                                                             ENDED            ENDED
                                                                                SEPTEMBER 30, 2007        MARCH 31,
                                                                                       (UNAUDITED)           2007 1
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $      709,771    $     435,475
---------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                         (535,260)            (576)
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                      (990,569)         196,987
                                                                                    ---------------------------------
Net increase (decrease) in net assets resulting from operations                           (816,058)         631,886

---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                   (496,509)        (303,283)
Class B                                                                                    (14,273)          (4,717)
Class C                                                                                    (79,543)         (18,464)
                                                                                    ---------------------------------
                                                                                          (590,325)        (326,464)

---------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                 12,525,769       16,074,435
Class B                                                                                    272,096          628,692
Class C                                                                                  1,965,700        2,691,655
                                                                                    ---------------------------------
                                                                                        14,763,565       19,394,782

---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Total increase                                                                          13,357,182       19,700,204
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     19,802,204          102,000 2
                                                                                    ---------------------------------
End of period (including accumulated net investment income
of $229,073 and $109,627, respectively)                                             $   33,159,386    $  19,802,204
                                                                                    =================================

1. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            48 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

                                                                                                        OPPENHEIMER
                                                                                                          ROCHESTER
                                                                                                           MARYLAND
                                                                                                          MUNICIPAL
For the Six Months Ended September 30, 2007                                                                    FUND
--------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from operations                                                           $     (597,670)
--------------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                                       (21,910,468)
Proceeds from disposition of investment securities                                                        5,263,268
Short-term investment securities, net                                                                   (10,142,584)
Premium amortization                                                                                         61,307
Discount accretion                                                                                          (72,988)
Net realized loss on investments                                                                            261,863
Net change in unrealized depreciation on investments                                                        919,111
Increase in interest receivable                                                                            (268,188)
Decrease in receivable for securities sold                                                                   45,203
Increase in other assets                                                                                       (391)
Decrease in payable for securities purchased                                                               (471,575)
Increase in payable for accrued expenses                                                                      2,143
                                                                                                     ---------------
Net cash used in operating activities                                                                   (26,910,969)

--------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                                                            27,800,000
Payments on bank borrowings                                                                             (22,300,000)
Proceeds from short-term floating rate notes issued                                                       4,075,000
Proceeds from shares sold                                                                                18,191,842
Payment on shares redeemed                                                                                 (552,694)
Cash distributions paid                                                                                    (338,543)
                                                                                                     ---------------
Net cash provided by financing activities                                                                26,875,605

--------------------------------------------------------------------------------------------------------------------
Net decrease in cash                                                                                        (35,364)
--------------------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                                     322,343
                                                                                                     ---------------
Cash, ending balance                                                                                 $      286,979
                                                                                                     ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $127,351.

Cash paid for interest on bank borrowings--$161,246.

Cash paid for interest on short-term floating rate notes issued--$62,845.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            49 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF CASH FLOWS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                        OPPENHEIMER
                                                                                                          ROCHESTER
                                                                                                      MASSACHUSETTS
                                                                                                          MUNICIPAL
For the Six Months Ended September 30, 2007                                                                    FUND
--------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from operations                                                           $     (816,058)
--------------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                                       (21,225,992)
Proceeds from disposition of investment securities                                                        7,733,191
Short-term investment securities, net                                                                    (6,408,616)
Premium amortization                                                                                         98,170
Discount accretion                                                                                          (51,019)
Net realized loss on investments                                                                            535,260
Net change in unrealized depreciation on investments                                                        990,569
Increase in interest receivable                                                                            (221,637)
Increase in other assets                                                                                        (53)
Decrease in payable for securities purchased                                                             (2,089,130)
Increase in payable for accrued expenses                                                                      7,799
                                                                                                     ---------------
Net cash used in operating activities                                                                   (21,447,516)

--------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                                                            25,500,000
Payments on bank borrowings                                                                             (20,000,000)
Proceeds from short-term floating rate notes issued                                                       2,745,000
Proceeds from shares sold                                                                                16,342,780
Payment on shares redeemed                                                                               (3,144,309)
Cash distributions paid                                                                                    (307,101)
                                                                                                     ---------------
Net cash provided by financing activities                                                                21,136,370

--------------------------------------------------------------------------------------------------------------------
Net decrease in cash                                                                                       (311,146)
--------------------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                                     394,834
                                                                                                     ---------------
Cash, ending balance                                                                                 $       83,688
                                                                                                     ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $271,219.

Cash paid for interest on bank borrowings--$206,742.

Cash paid for interest on short-term floating rate notes issued--$62,791.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            50 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Oppenheimer Rochester Maryland Municipal Fund

                                                          CLASS A                        CLASS B                        CLASS C
                                          Six Months       Period        Six Months       Period        Six Months       Period
                                               Ended        Ended             Ended        Ended             Ended        Ended
                                      Sept. 30, 2007    March 31,    Sept. 30, 2007    March 31,    Sept. 30, 2007    March 31,
                                         (Unaudited)       2007 1       (Unaudited)       2007 1       (Unaudited)       2007 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  12.97     $  12.70          $  12.96     $  12.70          $  12.95     $  12.70
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income 2                          .37          .33               .32          .27               .31          .27
Net realized and unrealized gain
(loss)                                          (.75)         .18              (.75)         .18              (.74)         .17
                                      --------------------------------------------------------------------------------------------
Total from investment operations                (.38)         .51              (.43)         .45              (.43)         .44
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income            (.31)        (.24)             (.26)        (.19)             (.26)        (.19)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $  12.28     $  12.97          $  12.27     $  12.96          $  12.26     $  12.95
                                      ============================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3             (3.00)%       4.00%            (3.37)%       3.50%            (3.38)%       3.47%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                              $ 22,290     $ 11,322          $    537     $    380          $  7,283     $  1,894
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 15,651     $  8,826          $    507     $    173          $  4,486     $    671
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                           5.82%        5.40%             5.06%        4.46%             5.04%        4.41%
Expenses excluding interest and fees
on short-term floating rate notes
issued                                          2.72%        2.90%             3.99%        5.87%             3.68%        4.29%
Interest and fees on short-term
floating rate notes issued 5                    0.61%        0.15%             0.61%        0.15%             0.61%        0.15%
                                      --------------------------------------------------------------------------------------------
Total expenses                                  3.33% 6      3.05% 6           4.60% 6      6.02% 6           4.29% 6      4.44% 6
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses 7               1.41%        0.95%             2.16%        1.70%             2.16%        1.70%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           23%           1%               23%           1%               23%           1%

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history.

7. Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            51 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Oppenheimer Rochester Massachusetts Municipal Fund

                                                          CLASS A                        CLASS B                        CLASS C
                                          Six Months       Period        Six Months       Period        Six Months       Period
                                               Ended        Ended             Ended        Ended             Ended        Ended
                                      Sept. 30, 2007    March 31,    Sept. 30, 2007    March 31,    Sept. 30, 2007    March 31,
                                          (Unaudited)      2007 1       (Unaudited)       2007 1       (Unaudited)       2007 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  14.34     $  13.70          $  14.34     $  13.70          $  14.33     $  13.70
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income 2                          .39          .57               .34          .47               .33          .46
Net realized and unrealized gain
(loss)                                          (.78)         .48              (.78)         .50              (.77)         .50
                                      --------------------------------------------------------------------------------------------
Total from investment operations                (.39)        1.05              (.44)         .97              (.44)         .96
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income            (.33)        (.41)             (.28)        (.33)             (.28)        (.33)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  13.62     $  14.34          $  13.62     $  14.34          $  13.61     $  14.33
                                      ============================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3             (2.75)%       7.73%            (3.12)%       7.13%            (3.20)%       7.05%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                              $ 27,863    $  16,475          $    863     $    632          $  4,433     $  2,695
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 21,171    $  10,143          $    721     $    195          $  4,069     $    748
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                           5.60%        5.67%             4.89%        4.69%             4.79%        4.59%
Expenses excluding interest and fees
on short-term floating rate notes
issued                                          2.83%        3.05%             3.89%        4.92%             3.63%        4.24%
Interest and fees on short-term
floating rate notes issued 5                    0.48%        0.16%             0.48%        0.16%             0.48%        0.16%
                                      --------------------------------------------------------------------------------------------
Total expenses                                  3.31% 6      3.21% 6           4.37% 6      5.08% 6           4.11% 6      4.40% 6
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses 7               1.28%        0.96%             2.03%        1.71%             2.03%        1.71%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           33%           1%               33%           1%               33%           1%

1. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history.

7. Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            52 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Rochester Maryland Municipal Fund ("Maryland Fund") and Oppenheimer Rochester Massachusetts Municipal Fund ("Massachusetts Fund"), collectively (the "Funds"), are each non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The investment objective of each of the Funds is to seek a high level of current interest income exempt from federal and its state income taxes for individual investors as is consistent with preservation of capital. The Funds' investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Funds offer Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Funds in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Funds.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Funds' assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Funds' assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, identified by the portfolio pricing service, prior to the time when the Funds' assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not


            53 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Funds' assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Funds invest in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Funds will not invest more than 20% of their total assets in inverse floaters. As of September 30, 2007, the following funds held inverse floaters.

                                 INVERSE FLOATER    % OF TOTAL ASSETS
          ------------------------------------------------------------
          Maryland Fund                 $980,300                 2.12%
          Massachusetts Fund             543,645                 1.02

Certain inverse floating rate securities are created when the Funds purchase and subsequently transfer a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Funds. The terms of these inverse floating rate securities grant the Funds the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Funds' repurchase of the underlying municipal bond. Following such a request, the Funds pay the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Funds include the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Funds also include the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on their Statements of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the


            54 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

Funds' Statements of Operations. At September 30, 2007 municipal bond holdings shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the short-term floating rate notes issued and outstanding at that date. The value of the municipal bond holdings and the short-term floating rate notes issued are shown in the following table.

                              VALUE OF MUNICIPAL   SHORT-TERM FLOATING
                                   BOND HOLDINGS     RATE NOTES ISSUED
         -------------------------------------------------------------
         Maryland Fund                $7,680,300            $6,700,000
         Massachusetts Fund            8,013,645             7,470,000

At September 30, 2007, the Funds' residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL   INVERSE                                                                COUPON   MATURITY          VALUE AS OF
    AMOUNT   FLOATER 1                                                             RATES 2      DATES   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
$  300,000   Puerto Rico Electric Power Authority ROLs                                5.88%    7/1/31         $    115,350
 1,000,000   Puerto Rico Sales Tax Financing Corp. ROLs 3                             6.05     8/1/57              864,950
                                                                                                              ------------
                                                                                                              $    980,300
                                                                                                              ============
MASSACHUSETTS FUND
$  180,000   Puerto Rico Electric Power Authority ROLs                               5.880%    7/1/31         $     69,210
   650,000   Puerto Rico Sales Tax Financing Corp. ROLs 3                            7.990     8/1/57              474,435
                                                                                                              ------------
                                                                                                              $    543,645
                                                                                                              ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 37 of the Maryland Fund Statement of Investments and page 42 of the Massachusetts Fund Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Funds enter into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Funds. These agreements commit the Funds to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Funds would not be required to make such a reimbursement. The Manager monitors the Funds' potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Funds' investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2007, in addition to the exposure detailed in the preceding tables, the Funds' maximum exposure under such agreements is estimated as shown in the following table.

                                                    APPROXIMATE
                                               MAXIMUM EXPOSURE
                 ----------------------------------------------
                 Maryland Fund                       $4,000,000
                 Massachusetts Fund                   5,850,000


            55 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

As of September 30, 2007, the Funds had available for federal income tax purposes estimated capital loss carryforwards expiring by 2015 as shown in the following table.

                                  CAPITAL LOSS CARRYFORWARDS
                 -------------------------------------------
                 Maryland Fund                      $263,789
                 Massachusetts Fund                  535,836

This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of September 30, 2007, it is estimated that the Funds will not utilize capital loss carryforwards to offset realized capital gains.

      During the fiscal year ended March 31, 2007, the Funds did not utilize any capital loss carryforward.


            56 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

As of March 31, 2007, the Funds had available for federal income tax purposes post-October losses as follows:

                                              POST-OCTOBER LOSSES
                -------------------------------------------------
                Maryland Fund                              $1,926
                Massachusetts Fund                            403

As of March 31, 2007, the following Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                               EXPIRING
---------------------------------------------------
Massachusetts Fund             2015            $173

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Funds have adopted an unfunded retirement plan (the "Plan") for the Funds' independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2007, the Funds' projected benefit obligations were increased and payments were made to retired trustees, resulting in an accumulated liability as shown in the following table:

                               PROJECTED BENEFIT   PAYMENTS MADE
                                     OBLIGATIONS      TO RETIRED   ACCUMULATED
                                       INCREASED        TRUSTEES     LIABILITY
------------------------------------------------------------------------------
Maryland Fund                               $261            $ 91          $524
Massachusetts Fund                           277             107           653

The Funds' Board of Trustees have adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Funds or in other Oppenheimer funds selected by the Trustee. The Funds purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Funds' assets equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Funds, and will not materially affect the Funds' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.


            57 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statements of Operations may include interest expense incurred by the Funds on any cash overdrafts of their custodian accounts during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Funds pay interest to their custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Funds, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Funds during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Funds' organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote. .

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Funds have authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest for the Funds were as follows:


            58 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

MARYLAND FUND

                                                  SIX MONTHS ENDED SEPTEMBER 30, 2007    PERIOD ENDED MARCH 31, 2007 1,2
                                                            SHARES             AMOUNT          SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                       962,272    $    12,023,579         873,908    $    11,181,124
Dividends and/or distributions reinvested                    7,971             99,539           1,120             14,524
Redeemed                                                   (28,401)          (346,861)         (9,826)          (127,334)
                                                  ------------------------------------------------------------------------
Net increase                                               941,842    $    11,776,257         865,202    $    11,068,314
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                        17,306    $       221,100          29,175    $       378,447
Dividends and/or distributions reinvested                      166              2,080              42                542
Redeemed                                                    (3,011)           (37,322)             (2)               (26)
                                                  ------------------------------------------------------------------------
Net increase                                                14,461    $       185,858          29,215    $       378,963
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                       456,571    $     5,743,884         149,735    $     1,937,604
Dividends and/or distributions reinvested                    2,062             25,732             431              5,576
Redeemed                                                   (10,986)          (139,443)         (3,968)           (51,512)
                                                  ------------------------------------------------------------------------
Net increase                                               447,647    $     5,630,173         146,198    $     1,891,668
                                                  ========================================================================

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 7,874.02 shares of Class A at a value of $100,000 and 78.74 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 31, 2006.

MASSACHUSETTS FUND

                                                  SIX MONTHS ENDED SEPTEMBER 30, 2007    PERIOD ENDED MARCH 31, 2007 1,2
                                                            SHARES             AMOUNT          SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                     1,058,377    $    14,753,798       1,164,166    $    16,404,587
Dividends and/or distributions reinvested                   15,819            219,105           4,865             69,749
Redeemed                                                  (176,803)        (2,447,134)        (27,799)          (399,901)
                                                  -----------------------------------------------------------------------
Net increase                                               897,393    $    12,525,769       1,141,232    $    16,074,435
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                        19,726    $       278,267          47,030    $       672,138
Dividends and/or distributions reinvested                      537              7,426             220              3,149
Redeemed                                                      (947)           (13,597)         (3,270)           (46,595)
                                                  -----------------------------------------------------------------------
Net increase                                                19,316    $       272,096          43,980    $       628,692
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                       183,912    $     2,604,626         187,173    $     2,679,386
Dividends and/or distributions reinvested                    3,222             44,688             856             12,269
Redeemed                                                   (49,405)          (683,614)             --                 --
                                                  -----------------------------------------------------------------------
Net increase                                               137,729    $     1,965,700         188,029    $     2,691,655
                                                  =======================================================================

1. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 7,299.27 shares of Class A at a value of $100,000 and 72.993 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 31, 2006.


            59 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2007, were as follows:

                                           INVESTMENT SECURITIES
                                          PURCHASES          SALES
       -----------------------------------------------------------
       Maryland Fund                     $21,910,468    $5,263,268
       Massachusetts Fund                 21,225,992     7,733,191

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with each of the Funds which provides for a fee at an average annual rate as shown in the following table:

              FEE SCHEDULE FOR THE FUNDS
              ---------------------------------------------------
              Up to $500 million of net assets              0.55%
              Next $500 million of net assets               0.50
              Next $500 million of net assets               0.45
              Over $1.5 billion of net assets               0.40


--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Funds. The Funds each pay OFS a per account fee. For the six months ended September 30, 2007, the Funds paid OFS for services as shown in the table below.

                  Maryland Fund                   $2,639
                  Massachusetts Fund               4,136

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with each of the Funds, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Funds' principal underwriter in the continuous public offering of the Funds' classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Funds have each adopted a Service Plan (the
Plan) for Class A shares. The Funds reimburse the Distributor for a portion of their costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Funds. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreim-bursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Funds under the Plan are detailed in the Statements of Operations.


            60 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Funds have each adopted Distribution and Service Plans (the Plans) for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Funds pay the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Funds or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Funds of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Funds under the Plans are detailed in the Statements of Operations. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B and Class C shares were as follows:

                                               CLASS B     CLASS C
               ---------------------------------------------------
               Maryland Fund                 $  23,756   $  98,668
               Massachusetts Fund               23,722      61,658

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Funds. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares are shown in the following table for the six months ended September 30, 2007.

                                               CLASS A         CLASS B         CLASS C
                              CLASS A       CONTINGENT      CONTINGENT      CONTINGENT
                            FRONT-END         DEFERRED        DEFERRED        DEFERRED
                        SALES CHARGES    SALES CHARGES   SALES CHARGES   SALES CHARGES
                          RETAINED BY      RETAINED BY     RETAINED BY     RETAINED BY
                          DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------
Maryland Fund                $ 19,467            $  --           $ 206         $ 1,268
Massachusetts Fund             33,837              545              33             126

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Funds for certain expenses so that "Total expenses," excluding expense attributable to the Funds' investments in inverse floaters, will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely. However, it may be amended or withdrawn by the Manager at any time without shareholder notice. During the six months ended September 30, 2007, the Manager reimbursed the Funds as detailed in the following table.

                                     CLASS A   CLASS B    CLASS C
------------------------------------------------------------------
Maryland Fund                      $ 150,470   $ 6,184   $ 47,545
Massachusetts Fund                   214,637     8,454     42,170


            61 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds will not invest more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Funds can each borrow money from banks in amounts up to one-third of their total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Funds. The Funds have entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables them to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Funds pledge investment securities in accordance with the terms of the Agreement. Interest is charged to the Funds, based on their borrowings, at current commercial paper issuance rates (5.5866% as of September 30, 2007). The Funds pay additional fees of 0.30% per annum on their outstanding borrowings to manage and administer the facility and are allocated their pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

For the six months ended September 30, 2007, the Funds had borrowings outstanding at an interest rate of 5.5866%. Details of the borrowings for the six months ended September 30, 2007 are listed in the following table.


            62 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

                                                                                                MAXIMUM
                                                                                              AMOUNT OF
                                       AVERAGE                                               BORROWINGS
                                         DAILY                                               OUSTANDING                 INTEREST
                           AVERAGE    INTEREST                        GROSS    GROSS LOAN        AT ANY         FEES        PAID
                        DAILY LOAN    RATE FOR                   BORROWINGS    REPAYMENTS     MONTH-END         PAID      DURING
                       BALANCE FOR     THE SIX                   DURING THE    DURING THE    DURING THE   DURING THE     THE SIX
                    THE SIX MONTHS      MONTHS     BORROWINGS    SIX MONTHS    SIX MONTHS    SIX MONTHS   SIX MONTHS      MONTHS
                             ENDED       ENDED    OUTSTANDING         ENDED         ENDED         ENDED        ENDED       ENDED
                         SEPTEMBER   SEPTEMBER   AT SEPTEMBER     SEPTEMBER     SEPTEMBER     SEPTEMBER    SEPTEMBER   SEPTEMBER
                          30, 2007    30, 2007       30, 2007      30, 2007      30, 2007      30, 2007     30, 2007    30, 2007
--------------------------------------------------------------------------------------------------------------------------------
Maryland Fund           $6,791,803       5.344%  $  9,400,000   $27,800,000   $22,300,000   $ 9,400,000   $    9,864   $ 161,246
Massachusetts
Fund                     8,436,612       5.344     12,400,000    25,500,000    20,000,000    12,400,000       11,970     206,742

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


            63 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            64 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


           65 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran,
Scott S. Cottier, Troy E. Willis, Mark R. DeMitry and Marcus V. Franz, the portfolio managers for the Fund, and the Manager's Rochester investment team. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load Maryland municipal debt funds advised by the Manager and by other investment advisers. The Board noted that the Fund's performance since inception had been better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other Maryland municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse the Fund for certain expenses so that total expenses will not exceed 0.80% of annual net assets for Class A shares and 1.55% of annual net assets for Class B shares and Class C shares, which may be modified or terminated at any


           66 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

time without notice to shareholders. The Board noted that the Fund's actual management fees are lower than its peer group median although its contractual management fees and total expenses were higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share with its shareholders economies of scale that may exist as the Fund grows.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


           67 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


           68 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran,
Scott S. Cottier, Troy E. Willis, Mark R. DeMitry and Marcus V. Franz, the portfolio managers for the Fund, and the Manager's Rochester investment team. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load Massachusetts municipal debt funds advised by the Manager and by other investment advisers. The Board noted that the Fund's performance since inception had been better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other Massachusetts municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse the Fund for certain expenses so that total expenses will not exceed 0.80% of annual net assets for Class A shares and 1.55% of annual net assets for Class B shares and Class C shares, which may be modified or terminated at any time without notice to shareholders. The Board noted that the Fund's


           69 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

actual management fees are lower than its peer group median although its contractual management fees and total expenses are higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share with its shareholders economies of scale that may exist as the Fund grows.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


           70 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Maryland Municipal Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007